SHORT TERM INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2019
Short-term Investments [Abstract]
Schedule of short term investments

	As of December 31,
	2018	2019
	RMB	RMB
Time deposits	549,056	593,954
Wealth management products	550,338	180,782

	1,099,394	774,736